Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2019
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Cash and Cash Equivalents
Note 13: Cash and Cash Equivalents

	December 31,

	2019	2018
Cash
Cash at bank and on hand	335	309
Cash equivalents
Money market accounts	490	2,390
Short-term deposits	-	7
Cash and cash equivalents	825	2,706
Of total cash and cash equivalents, $34 million and $24 million at December 31, 2019 and 2018, respectively, were held in subsidiaries which have regulatory restrictions, contractual restrictions or operate in countries where exchange controls and other legal restrictions apply and were therefore not available for general use by the Company.